Supplement to the currently effective PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Global Equity Fund

Deutsche Global Equity VIP

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of each of the fund’s prospectuses.

Brendan O’Neill, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2016.

Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of each of the fund’s prospectuses.

Brendan O’Neill, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2000.
•	Equity Research Analyst from 2001-2009.
•	Portfolio Manager for US Large Cap Equities: New York.
•	BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.

Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

•	Joined Deutsche Asset Management in 2003.
•	Portfolio Manager - European Equities: New York.
•	Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

•	Joined Deutsche Asset Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.
•	Portfolio Manager for Global and US Growth Equities: New York.
•	MBA in International Management from the Thunderbird School of Global Management; Masters Degree ("Diplom-Kaufmann") and PhD in Finance ("Dr.rer.pol.") from the European Business School, Oestrich-Winkel.

Please Retain This Supplement for Future Reference

September 6, 2016

PROSTKR-686